LOSS PER SHARE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
LOSS PER SHARE
Loss for the year attributable to the owners of Genetic Technologies Limited	$ (5,463,872)	$ (8,403,826)	$ (8,458,965)
Weighted average number of ordinary shares used in calculating loss per share	2,435,282,724	2,121,638,888	1,715,214,158
Number of options outstanding excluded from calculation diluted earnings per share	55,102,778	75,102,778	53,852,778